Stockholders' Equity (Details Narrative) (USD $)	0 Months Ended					3 Months Ended		12 Months Ended		0 Months Ended
	Dec. 27, 2013	Dec. 27, 2013	Oct. 29, 2013	Jun. 15, 2013	Mar. 15, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 06, 2014	Apr. 25, 2014	Feb. 03, 2014	Oct. 22, 2013	Nov. 20, 2013	Jan. 24, 2015
Preferred stock, par value						$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000				1,000,000		1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value						$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000				50,000,000		50,000,000	50,000,000
Common stock, voting rights								Each share entitles the holder to one vote
Shares issued for services				57,500	29,500
Grant date fair value of common shares issued						$ 19,734		$ 163,646	$ 48,239
Proceeds from private placements			9,000,000			2,941,960	(109,104)
Offering cost								1,000,000
Offering cost incurred								110,000
Number of register for resale													3,216,171
Percentage of liquidated damages in cash equal			1.50%			1.50%
Cash payments			81,489			52,500		910,000
Common stock reserved and available for issuance														1,800,000
Reverse stock split	ratio of 1-for-5	1-for-5
Fair value of stock price						$ 1.04
Volatility, minimum								27.00%
Volatility, maximum								31.00%
Risk-free interest rate, minimum								1.57%
Risk-free interest rate, maximum								1.72%
Dividend yield								0.00%	0.00%
Common stock exercise price per share						$ 5.61		$ 7.00	$ 4.35
Stock options granted								1,012,745	331,555
Nonvested stock option								476,828	150,037
Accredited investors providing for the sale						3,500,960
Per share price						$ 1.02
Warrants issued to share acquire						2,735,132
Exercise price per share						$ 1.28
Amortized stock option expense						364,576	18,106
Share based compensation expense unvested stock options granted to employees and consultants						338,105
Offering costs						559,000
Payment to private placement						350,000
Stock option vested period						1 year 7 months 6 days
Equity Incentive Plan [Member]
Common stock reserved and available for issuance								1,800,000
Reverse stock split								1-for-5 reverse stock split.
Percentage of option grants and/or restricted shares for more than shares subject to Plan								20.00%
Nonqualified Directors [Member]
Number of shares issued during period										60,000
Common stock exercise price per share										$ 8.30
Weighted average grant date fair value										149,160
Other Nonqualified Directors [Member]
Number of shares issued during period											60,000
Common stock exercise price per share											$ 6.48
Weighted average grant date fair value											315,720
Nonqualified Stock Option [Member]
Number of shares issued during period									10,000
Common stock exercise price per share									$ 4.35
Weighted average grant date fair value								29,832	25,900
Minimum [Member]
Expected term								5 years	6 years 3 months 18 days
Estimated forfeiture rate								0.02%
Maximum [Member]
Expected term								7 years	10 years
Estimated forfeiture rate								0.01%
Maximum [Member] | Nonqualified Stock Option [Member]
Number of shares issued during period									31,200
Common stock exercise price per share									$ 4.35
Weighted average grant date fair value									80,808
Warrant [Member]
Expected term								5 years
Volatility, minimum								30.30%
Volatility, maximum								51.40%
Risk-free interest rate, minimum								0.71%
Risk-free interest rate, maximum								0.90%
Dividend yield								0.00%
Number of warrants exercised								(192,970)
Number of cashless common stock shares								142,383
Warrant [Member] | Minimum [Member]
Fair value of stock price								$ 1.00
Warrant [Member] | Maximum [Member]
Fair value of stock price								$ 3.50
Senior Convertible Notes [Member]
Convertible promissory note			1,700,000
Debt converted into stock			780,000
Mr. Kavanaugh [Member]
Shares issued to employees						322,067	592,300					400,000
Grant date fair value of common shares issued												3,080,000
Mr. Kavanaugh [Member] | Award Vested Immediately Upon Execution of Consulting Agreement [Member]
Shares vested and expected to vest												50,000
Mr. Kavanaugh [Member] | Award Vested On May 3, 2014 [Member]
Shares vested and expected to vest												50,000
Mr. Kavanaugh [Member] | Award Vested On August 3, 2014 [Member]
Shares vested and expected to vest												50,000
Mr. Kavanaugh [Member] | Award Vested On November 3, 2014 [Member]
Shares vested and expected to vest												50,000
Mr. Kavanaugh [Member] | Award Vested In Quarterly Installment From November 3, 2014 [Member]
Shares vested and expected to vest												50,000
Knight Global [Member]
Number of bona fide opportunities												6
Consulting Agreement, term								2 years
Commissions payable in cash, percentage of "net sales"								6.00%
Knight Global [Member] | Termination of Consulting Agreement [Member]
Shares vested and expected to vest															50,000
Knight Global [Member] | Termination of Consulting Agreement [Member] | January 24, 2015 [Member]
Stock-based compensation expense								322,067
Shares vested and expected to vest								50,000
Officers And Directors [Member]
Proceeds from private placements													10,000,000
Number of shares issued for private placements													3,333,338
Equity issuance price per share													$ 3.00
Nonqualified Stock Option [Member]
Number of shares issued during period								12,000
Common stock exercise price per share								$ 8.30
Selling, General and Administrative Expenses [Member]
Stock-based compensation expense									87,000
Selling, General and Administrative Expenses [Member] | Knight Global [Member]
Stock-based compensation expense								$ 1,602,933